Fair Value - Valuation Technique and Inputs (Details) $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, at fair value	$ 12,639,845	$ 12,654,859
Equities, at fair value	694,301	638,596
Other invested assets carried at fair value	784,603	639,572
Funds held directly managed investments carried at fair value		300,445
Finance
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equities, at fair value	25,018	33,042
Technology
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equities, at fair value	17,748	12,951
Significant unobservable inputs (Level 3)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, at fair value	159,964	149,544
Equities, at fair value	647,725	591,623
Other invested assets carried at fair value	779,640	657,047
Funds held directly managed investments carried at fair value		2,067
Significant unobservable inputs (Level 3) | Finance
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equities, at fair value	13,710	21,926
Significant unobservable inputs (Level 3) | Finance | Weighted market comparables
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equities, at fair value		21,926
Significant unobservable inputs (Level 3) | Technology
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equities, at fair value	12,256	10,961
Significant unobservable inputs (Level 3) | Technology | Reported market value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equities, at fair value		10,961
Significant unobservable inputs (Level 3) | U.S. states, territories and municipalities | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, at fair value	$ 120,898	$ 128,806
Significant unobservable inputs (Level 3) | U.S. states, territories and municipalities | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, measurement input	0.002	0.002
Significant unobservable inputs (Level 3) | U.S. states, territories and municipalities | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, measurement input	0.102	0.102
Significant unobservable inputs (Level 3) | U.S. states, territories and municipalities | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, measurement input	0.043	0.047
Significant unobservable inputs (Level 3) | Asset-backed securities [Member] | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, at fair value	$ 17,596	$ 20,738
Significant unobservable inputs (Level 3) | Asset-backed securities [Member] | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, measurement input	0.067	0.047
Significant unobservable inputs (Level 3) | Asset-backed securities [Member] | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, measurement input	0.067	0.047
Significant unobservable inputs (Level 3) | Asset-backed securities [Member] | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, measurement input	0.067	0.047
Significant unobservable inputs (Level 3) | Equities | Finance | Lag reported market value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equities, at fair value	$ 13,710
Significant unobservable inputs (Level 3) | Equities | Finance | Lag reported market value | Transaction price | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input	12.0
Significant unobservable inputs (Level 3) | Equities | Finance | Lag reported market value | Transaction price | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input	12.0
Significant unobservable inputs (Level 3) | Equities | Finance | Lag reported market value | Transaction price | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input	12.0
Significant unobservable inputs (Level 3) | Equities | Finance | Weighted market comparables
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equities, at fair value		$ 21,926
Significant unobservable inputs (Level 3) | Equities | Finance | Weighted market comparables | Liquidity discount | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		0.250
Significant unobservable inputs (Level 3) | Equities | Finance | Weighted market comparables | Liquidity discount | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		0.250
Significant unobservable inputs (Level 3) | Equities | Finance | Weighted market comparables | Liquidity discount | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		0.250
Significant unobservable inputs (Level 3) | Equities | Finance | Weighted market comparables | Tangible book value multiple | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		2.0
Significant unobservable inputs (Level 3) | Equities | Finance | Weighted market comparables | Tangible book value multiple | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		2.0
Significant unobservable inputs (Level 3) | Equities | Finance | Weighted market comparables | Tangible book value multiple | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		2.0
Significant unobservable inputs (Level 3) | Equities | Finance | Weighted market comparables | Net income multiple | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		16.7
Significant unobservable inputs (Level 3) | Equities | Finance | Weighted market comparables | Net income multiple | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		16.7
Significant unobservable inputs (Level 3) | Equities | Finance | Weighted market comparables | Net income multiple | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		16.7
Significant unobservable inputs (Level 3) | Equities | Finance | Weighted market comparables | Transaction price | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		0.041
Significant unobservable inputs (Level 3) | Equities | Finance | Weighted market comparables | Transaction price | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		0.041
Significant unobservable inputs (Level 3) | Equities | Finance | Weighted market comparables | Transaction price | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input		0.041
Significant unobservable inputs (Level 3) | Equities | Technology | Reported market value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equities, at fair value	$ 12,256	$ 10,961
Significant unobservable inputs (Level 3) | Equities | Technology | Reported market value | Tangible book value multiple | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input	1.0	1.000
Significant unobservable inputs (Level 3) | Equities | Technology | Reported market value | Tangible book value multiple | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input	1.0	1.000
Significant unobservable inputs (Level 3) | Equities | Technology | Reported market value | Tangible book value multiple | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities, measurement input	1.0	1.000
Significant unobservable inputs (Level 3) | Total return swaps | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value	$ (1,535)	$ (764)
Significant unobservable inputs (Level 3) | Total return swaps | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input	0.025	0.024
Significant unobservable inputs (Level 3) | Total return swaps | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input	0.230	0.308
Significant unobservable inputs (Level 3) | Total return swaps | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input	0.160	0.185
Significant unobservable inputs (Level 3) | Insurance-linked securities | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value		$ 11,962
Significant unobservable inputs (Level 3) | Insurance-linked securities | Insurance-linked securities longevity swaps [Member] | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value	$ 2,824	$ 11,962
Significant unobservable inputs (Level 3) | Insurance-linked securities | Insurance-linked securities longevity swaps [Member] | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input	0.026	0.017
Significant unobservable inputs (Level 3) | Insurance-linked securities | Insurance-linked securities longevity swaps [Member] | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input	0.026	0.017
Significant unobservable inputs (Level 3) | Insurance-linked securities | Insurance-linked securities longevity swaps [Member] | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input	0.026	0.017
Significant unobservable inputs (Level 3) | Insurance-linked securities | Insurance-linked securities Weather index swaps [Member] | Proprietary option model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value	$ (1,267)
Significant unobservable inputs (Level 3) | Insurance-linked securities | Insurance-linked securities Weather index swaps [Member] | Proprietary option model | Index value (temperature) | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input	80.7
Significant unobservable inputs (Level 3) | Insurance-linked securities | Insurance-linked securities Weather index swaps [Member] | Proprietary option model | Index value (temperature) | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input	3,293.8
Significant unobservable inputs (Level 3) | Insurance-linked securities | Insurance-linked securities Weather index swaps [Member] | Proprietary option model | Index value (temperature) | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input	175.3
Significant unobservable inputs (Level 3) | Insurance-linked securities | Insurance-linked securities pandemic swaps [Member] | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value	$ (1,301)
Significant unobservable inputs (Level 3) | Insurance-linked securities | Insurance-linked securities pandemic swaps [Member] | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input	0.273
Significant unobservable inputs (Level 3) | Insurance-linked securities | Insurance-linked securities pandemic swaps [Member] | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input	0.273
Significant unobservable inputs (Level 3) | Insurance-linked securities | Insurance-linked securities pandemic swaps [Member] | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input	0.273
Significant unobservable inputs (Level 3) | Notes and loan receivables | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value	$ 2,660	$ 102,907
Significant unobservable inputs (Level 3) | Notes and loan receivables | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.415	0.039
Significant unobservable inputs (Level 3) | Notes and loan receivables | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.419	0.393
Significant unobservable inputs (Level 3) | Notes and loan receivables | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.415	0.061
Significant unobservable inputs (Level 3) | Notes and Loans Receivable 2 | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value	$ 2,688	$ 4,265
Significant unobservable inputs (Level 3) | Notes and Loans Receivable 2 | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.175	0.175
Significant unobservable inputs (Level 3) | Notes and Loans Receivable 2 | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.175	0.175
Significant unobservable inputs (Level 3) | Notes and Loans Receivable 2 | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.175	0.175
Significant unobservable inputs (Level 3) | Notes and Loans Receivable 2 | Discounted cash flow | Gross revenue/fair value | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	1.1	1.1
Significant unobservable inputs (Level 3) | Notes and Loans Receivable 2 | Discounted cash flow | Gross revenue/fair value | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	1.1	1.1
Significant unobservable inputs (Level 3) | Notes and Loans Receivable 2 | Discounted cash flow | Gross revenue/fair value | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	1.1	1.1
Significant unobservable inputs (Level 3) | Notes securitization | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value	$ 1,159	$ 1,391
Significant unobservable inputs (Level 3) | Notes securitization | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.008	0.015
Significant unobservable inputs (Level 3) | Notes securitization | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.008	0.015
Significant unobservable inputs (Level 3) | Notes securitization | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.008	0.015
Significant unobservable inputs (Level 3) | Private Equity-Direct | Weighted market comparables
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value	$ 1,889
Significant unobservable inputs (Level 3) | Private Equity-Direct | Weighted market comparables | Liquidity discount | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.300
Significant unobservable inputs (Level 3) | Private Equity-Direct | Weighted market comparables | Liquidity discount | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.300
Significant unobservable inputs (Level 3) | Private Equity-Direct | Weighted market comparables | Liquidity discount | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.300
Significant unobservable inputs (Level 3) | Private Equity-Direct | Weighted market comparables | Adjusted earnings multiple | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	9.8
Significant unobservable inputs (Level 3) | Private Equity-Direct | Weighted market comparables | Adjusted earnings multiple | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	9.8
Significant unobservable inputs (Level 3) | Private Equity-Direct | Weighted market comparables | Adjusted earnings multiple | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	9.8
Significant unobservable inputs (Level 3) | Private Equity-Direct | Discounted cash flow and market multiples
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value		$ 3,011
Significant unobservable inputs (Level 3) | Private Equity-Direct | Discounted cash flow and market multiples | Tangible book value multiple | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		0.8
Significant unobservable inputs (Level 3) | Private Equity-Direct | Discounted cash flow and market multiples | Tangible book value multiple | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		0.8
Significant unobservable inputs (Level 3) | Private Equity-Direct | Discounted cash flow and market multiples | Tangible book value multiple | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		0.8
Significant unobservable inputs (Level 3) | Private Equity-Direct | Discounted cash flow and market multiples | Recoverability of intangible assets | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		0.000
Significant unobservable inputs (Level 3) | Private Equity-Direct | Discounted cash flow and market multiples | Recoverability of intangible assets | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		0.000
Significant unobservable inputs (Level 3) | Private Equity-Direct | Discounted cash flow and market multiples | Recoverability of intangible assets | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		0.000
Significant unobservable inputs (Level 3) | Private equity funds | Weighted market comparables | Revenue multiple | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	1.1
Significant unobservable inputs (Level 3) | Private equity funds | Weighted market comparables | Revenue multiple | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	1.1
Significant unobservable inputs (Level 3) | Private equity funds | Weighted market comparables | Revenue multiple | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	1.1
Significant unobservable inputs (Level 3) | Private equity funds | Reported market value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value	$ 14,438	$ 12,559
Significant unobservable inputs (Level 3) | Private equity funds | Reported market value | Net asset value, as reported | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	1.000	1.000
Significant unobservable inputs (Level 3) | Private equity funds | Reported market value | Net asset value, as reported | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	1.000	1.000
Significant unobservable inputs (Level 3) | Private equity funds | Reported market value | Net asset value, as reported | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	1.000	1.000
Significant unobservable inputs (Level 3) | Private equity funds | Reported market value | Market adjustments | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	(0.065)	(0.007)
Significant unobservable inputs (Level 3) | Private equity funds | Reported market value | Market adjustments | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	(0.065)	(0.007)
Significant unobservable inputs (Level 3) | Private equity funds | Reported market value | Market adjustments | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	(0.065)	(0.007)
Significant unobservable inputs (Level 3) | Private Equity - Other | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value	$ 19,997	$ 24,241
Significant unobservable inputs (Level 3) | Private Equity - Other | Discounted cash flow | Effective yield | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.041	0.038
Significant unobservable inputs (Level 3) | Private Equity - Other | Discounted cash flow | Effective yield | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.041	0.038
Significant unobservable inputs (Level 3) | Private Equity - Other | Discounted cash flow | Effective yield | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.041	0.038
Significant unobservable inputs (Level 3) | Other invested assets | Reported market value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Funds held directly managed investments carried at fair value		$ 2,067
Significant unobservable inputs (Level 3) | Other invested assets | Reported market value | Net asset value, as reported | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Funds held - directly managed, measurement input		1.000
Significant unobservable inputs (Level 3) | Other invested assets | Reported market value | Net asset value, as reported | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Funds held - directly managed, measurement input		1.000
Significant unobservable inputs (Level 3) | Other invested assets | Reported market value | Net asset value, as reported | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Funds held - directly managed, measurement input		1.000
Significant unobservable inputs (Level 3) | Other invested assets | Reported market value | Market adjustments | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Funds held - directly managed, measurement input		0.000
Significant unobservable inputs (Level 3) | Other invested assets | Reported market value | Market adjustments | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Funds held - directly managed, measurement input		0.000
Significant unobservable inputs (Level 3) | Other invested assets | Reported market value | Market adjustments | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Funds held - directly managed, measurement input		0.000